Business Combinations (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Subsidiary Acquired

	Principal Activity	Date of Acquisition	Proportion of Voting Equity Interests Acquired (%)	Consideration Transferred
				NT$	US$ (Note 4)

AMPI	Engaged in the manufacturing of integrated circuit	April 30, 2019	50.97	$ 250,000

ASEEE	Engaged in the production of embedded substrate	April 26, 2019	51.00	$ —

USIPL	Engaged in the design and manufacturing of electronic components and new electronic applications	October 31, 2019	60.00	$ 313,057

FAFG	Holding company and the group engaged in the design and manufacturing of electronic components	December 1, 2020	100.00	$ 12,443,637

ITGEU	Trading company	October 21, 2021	100.00	$ 50,368	$ 1,816

SER	Engaged in the design and manufacturing of electronic components	November 2, 2021	100.00	$ 217,919	$ 7,856

Summary of Consideration Transferred in business combination
b.	Consideration Transferred

	AMPI	ASEEE	USIPL	FAFG (Retrospectively Adjusted)	ITGEU		SER
	NT$	NT$	NT$	NT$	NT$	US$ (Note 4)	NT$	US$ (Note 4)

Cash	$250,000	$—	$313,057	$11,094,802	$50,368	$1,816	$217,919	$7,856
Equity instrument issued	—	—	—	1,734,570	—	—	—	—
Contingent consideration arrangement	—	—	—	(385,735)	—	—	—	—

Fair value of identifiable net assets acquired	$250,000	$—	$313,057	$12,443,637	$50,368	$1,816	$217,919	$7,856

Summary of Assets Acquired and Liabilities Assumed at the Date of Acquisition

	AMPI	ASEEE	USIPL	FAFG	ITGEU		SER
	NT$	NT$	NT$	NT$	NT$	US$ (Note 4)	NT$	US$ (Note 4)

Assets
Cash and cash equivalents	$349,496	$23,197	$108,718	$2,349,164	$68,719	$2,477	$18,850	$680
Trade and other receivables	371,144	5,732	58,713	4,434,296	41,832	1,508	40,671	1,466
Inventories	403,887	11,033	229	4,836,819	—	—	375,912	13,551
Property, plant and equipment	683,207	1,361,572	525,048	2,882,720	94	3	37,672	1,357
Intangible assets	128,900	290,757	11,704	1,541,155	32	1	368	14
Others	237,766	317,888	99,112	1,919,118	2,828	102	186,377	6,719
Liabilities
Trade and other payables	(224,295)	(133,278)	(217,887)	(4,575,720)	(29,165)	(1,051)	(214,883)	(7,746)
Borrowings and bonds payables	(951,519)	(1,371,395)	(190,737)	(356,417)	—	—	—	—
Others	(148,723)	(290,273)	(63,708)	(3,155,051)	(858)	(31)	(227,048)	(8,185)

Fair value of identifiable net assets acquired	$849,863	$215,233	$331,192	$9,876,084	$83,482	$3,009	$217,919	$7,856

Summary of Goodwill Recognized on Acquisition
e.	Goodwill recognized on acquisitions or gain recognized in bargain purchase transaction

	AMPI	ASEEE	USIPL	FAFG	ITGEU		SER
	NT$	NT$	NT$	NT$	NT$	US$ (Note 4)	NT$	US$ (Note 4)

Consideration transferred	$250,000	$—	$313,057	$12,443,637	$50,368	$1,816	$217,919	$7,856
Add: Fair value of investments previously owned	315,925	117,609	—	—	—	—	—	—
Add: Non-controlling interests	416,716	105,464	142,494	289	—	—	—	—
Less: Fair value of identifiable net assets acquired	(849,863)	(215,233)	(331,192)	(9,876,084)	(83,482)	(3,009)	(217,919)	(7,856)

Goodwill recognized on acquisition (gain recognized in bargain purchase transaction)	$132,778	$7,840	$124,359	$2,567,842	$(33,114)	$(1,193)	$—	$—

Summary of Net Cash Outflow on Acquisition of Subsidiaries
f.	Net cash outflow (inflow) on acquisition of subsidiaries

	AMPI	ASEEE	USIPL	FAFG	ITGEU		SER
	NT$	NT$	NT$	NT$	NT$	US$ (Note 4)	NT$	US$ (Note 4)

Consideration transferred	$250,000	$—	$313,057	$11,094,802	$50,368	$1,816	$217,919	$7,856
Less: Cash and cash equivalent acquired	(349,496)	(23,197)	(108,718)	(2,349,164)	(68,719)	(2,477)	(18,850)	(680)

Net cash outflow (inflow) on acquisition of subsidiaries	$(99,496)	$(23,197)	$204,339	$8,745,638	$(18,351)	$(661)	$199,069	$7,176

Summary of Impact of Acquisitions by Comprehensive Income
The results of operations since the acquisition date were included in the consolidated statements of comprehensive income and were as follows:

	AMPI (for the period from April 30, 2019 through December 31, 2019)	ASEEE (for the period from April 26, 2019 through December 31, 2019)	USIPL (for the period from October 31, 2019 through December 31, 2019)	FAFG (for the period from December 1, 2020 through December 31, 2020)	ITGEU (for the period from October 21, 2021 through December 31, 2021)		SER (for the period from November 2, 2021 through December 31, 2021)
	NT$	NT$	NT$	NT$	NT$	US$ (Note 4)	NT$	US$ (Note 4)

Operating revenue	$704,243	$(1,159)	$39,080	$2,043,440	$75,221	$2,712	$225,017	$8,112

Net profit (loss)	$(217,163)	$(469,598)	$(11,995)	$91,179	$(4,593)	$(166)	$(508)	$(18)

Summary of identification of the difference between the cost of the investment and the Group's share of FAFG's net fair value of identifiable assets and liabilities
h.
As of December 31, 2021, the Group has completed the identification of the difference between the cost of the investment and the Group’s share of FAFG’s net fair value of identifiable assets and liabilities, and has retrospectively adjusted the comparative consolidated financial statements as of and
for the year ended December 31, 2020. As of December 31, 2020, the retrospective adjustments are summarized as follows:

	December 31, 2020
	After Retrospectively Adjusted	Before Retrospectively Adjusted
	NT$	NT$

Consolidated balance sheet

Inventories	$48,590,434	$48,516,459

Financial assets at fair value through profit or loss – non-current	$2,180,978	$1,793,188

Property, plant and equipment	$234,365,397	$233,207,324

Right-of-use assets	$8,741,807	$8,620,612

Goodwill	$52,709,053	$54,777,439

Other intangible assets	$27,711,771	$26,808,668

Deferred tax liabilities	$7,121,027	$6,551,233

Non-controlling interests	$15,622,009	$15,616,053